INVESTMENTS IN SUBSIDIARIES AND ASSOCIATES - Summary of Profit or Loss and Other Comprehensive Income (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of investments accounted for using equity method [line items]
Net revenue	R$ 39,468,497	R$ 39,322,786		R$ 26,093,154
Income before taxes	5,113,751	2,652,625	[1]	6,250,876
Income tax and social contribution	(274,426)	118,404	[1]	445,584
Profit for the year	4,884,744	2,820,875	[1]	6,696,460
Other comprehensive income	(344,957)	993,684		(467,466)
Total comprehensive income for the year	4,539,787	3,814,559		6,228,994
Comprehensive income attributable to non-controlling shareholders	3,698,617	1,549,372		296,234
Dividends paid		1,237,779		2,031,301
Cosan Dez [member]
Disclosure of investments accounted for using equity method [line items]
Net revenue
Income before taxes	1,396,633	63,578
Income tax and social contribution	(2,301)
Profit for the year	1,394,332	63,578
Other comprehensive income	1,957
Total comprehensive income for the year	1,396,289	63,578
Comprehensive income attributable to non-controlling shareholders	454	14,965
Dividends paid	372,772
Cosan Nove [member]
Disclosure of investments accounted for using equity method [line items]
Net revenue
Income before taxes	1,005,640	194,522
Income tax and social contribution	(5,892)
Profit for the year	999,748	194,522
Other comprehensive income	(54,731)
Total comprehensive income for the year	945,017	194,522
Comprehensive income attributable to non-controlling shareholders	(14,728)	52,353
Dividends paid	571,261
Moove [member]
Disclosure of investments accounted for using equity method [line items]
Net revenue		3,842,981		2,608,680
Income before taxes	207,982	485,729		310,500
Income tax and social contribution		11,665		(15,742)
Profit for the year	207,982	497,394		294,758
Other comprehensive income	(262,473)
Total comprehensive income for the year	(54,491)	497,394		294,758
Comprehensive income attributable to non-controlling shareholders	(78,742)	149,218		88,427
Dividends paid		150,000
Rumo S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Net revenue	1,013,446	984,597		772,714
Income before taxes	769,233	633,164		198,239
Income tax and social contribution	(49,569)	(118,224)		(47,701)
Profit for the year	719,664	514,940		150,538
Other comprehensive income	1,011	2,961
Total comprehensive income for the year	720,675	517,901		150,538
Comprehensive income attributable to non-controlling shareholders	704	360,776		104,850
Dividends paid	122,231	35,733
Radar [Member]
Disclosure of investments accounted for using equity method [line items]
Net revenue	743,411	834,616		31,502
Income before taxes	2,820,202	1,556,155		49,218
Income tax and social contribution	(147,636)	(74,915)		(4,215)
Profit for the year	2,672,566	1,481,240		45,003
Other comprehensive income
Total comprehensive income for the year	2,672,566	1,481,240		45,003
Comprehensive income attributable to non-controlling shareholders
Dividends paid	R$ 530,576	R$ 948,967		R$ 15,600

[1]	Amounts after the reclassification of the discontinued operation.